Note 14 - Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
14.	Supplemental balance sheet information

Other noncurrent assets consist of the following:

	December 31,
	2021	2022
	$	$

Prepayment of property and equipment	1,544	-
Deductible input value-added tax	1,304	8
Others	271	339

Total	3,119	347

Other current liabilities consist of the following:

	December 31,
	2021	2022
	$	$

Compensation related	1,803	1,330
Professional services	6	6
Income tax payable	3,570	16
Other taxes payable	426	16
Others	360	116

Total	6,165	1,484

Other noncurrent liabilities consist of the following:

	December 31,
	2021	2022
	$	$

Compensation related	87	85
Income tax payable	622	3,240
Other taxes payable	-	336

Total	709	3,661